Loss per share (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of earnings (loss) and weighted average numbers of ordinary shares

The loss and weighted average numbers of Ordinary Shares used in the calculation of loss per share are as follows:

	As at June 30
(US dollars in thousands)	2025	2024	2023
Loss for the year / period attributable to equity owners	(12,792)	(46,700)	(24,355)
Weighted average number of shares in issue (‘000s)	6,655	3,079	2,467
Basic loss per share (dollars)	(1.92)	(15.17)	(9.87)
Diluted loss per share (dollars)	(1.92)	(15.17)	(9.87)